Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Operating revenue
Brokerage income	¥ 2,232,253	$ 350,289	¥ 1,215,434	¥ 982,124
Other income	12,763	2,003	4,788	11,195
Total operating revenue	2,245,016	352,292	1,220,222	993,319
Operating costs and expenses
Cost of revenue	(1,688,087)	(264,898)	(813,507)	(629,531)
Other cost	(2,670)	(419)	(2,846)	(1,837)
Total operating costs	(1,690,757)	(265,317)	(816,353)	(631,368)
Selling expenses	(350,573)	(55,012)	(230,438)	(164,665)
General and administrative expenses	(197,619)	(31,011)	(150,207)	(161,816)
Research and development expenses	(120,478)	(18,906)	(49,135)	(33,831)
Total operating costs and expenses	(2,359,427)	(370,246)	(1,246,133)	(991,680)
Operating income/(loss)	(114,411)	(17,954)	(25,911)	1,639
Other income/(expenses)
Interest expenses	(3,206)	(503)	(1,157)	(190)
Unrealized exchange income/(loss)	(59)	(9)	(9)	362
Investment income/(loss)	(5,328)	(836)	137	718
Others, net	12,627	1,981	10,177	12,676
Profit/(loss) before income tax, and share of (loss)/income of equity method investee	(110,377)	(17,321)	(16,763)	15,205
Income tax expense	0	0	(1,768)	(57)
Share of (loss) /income of equity method investee	2,660	417	239	(180)
Net profit/(loss)	(107,717)	(16,904)	(18,292)	14,968
Net profit/(loss) attributable to non-controlling interests	(51)	(8)	0	66
Net profit/(loss) attributable to Huize Holding Limited	(107,666)	(16,896)	(18,292)	14,902
Redeemable preferred shares redemption value accretion	0	0	(4,274)	(32,854)
Allocation to redeemable preferred shares	0	0	1,074	(7,431)
Net loss attributable to common shareholders	(107,666)	(16,896)	(21,492)	(25,383)
Net profit/(loss)	(107,717)	(16,904)	(18,292)	14,968
Foreign currency translation adjustment, net of tax	(5,323)	(835)	(22,386)	140
Comprehensive income/(loss)	(113,040)	(17,739)	(40,678)	15,108
Comprehensive income/(loss) attributable to non-controlling interests	(51)	(8)	0	87
Comprehensive income/(loss) attributable to Huize Holding Limited	¥ (112,989)	$ (17,731)	¥ (40,678)	¥ 15,021
Weighted average number of common shares used in computing net (loss)/profit per share
Basic and diluted	1,021,861,206	1,021,861,206	963,817,614	452,445,068
Net loss per share attributable to common shareholders
Basic and diluted | (per share)	¥ (0.11)	$ (0.02)	¥ (0.02)	¥ (0.06)